INCOME TAX (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 04, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax [Line Items]
Corporate tax rate (as a percent)	25.00%		24.00%	25.00%	26.50%
Change in corporate tax rate (as a percent)	1.50%					1.50%
Other carryforward			$ 4,456
Deferred Tax Assets, Valuation Allowance			13,765	$ 10,471
Scenario, Forecast [Member]
Income Tax [Line Items]
Corporate tax rate (as a percent)		23.00%
Domestic [Member]
Income Tax [Line Items]
Deferred Tax Assets, Valuation Allowance			7,426	4,867
Domestic [Member] | Capital Loss Carryforward [Member]
Income Tax [Line Items]
Other carryforward			15,326
Foreign [Member]
Income Tax [Line Items]
Operating loss carryforward			15,771
Deferred Tax Assets, Valuation Allowance			6,339	$ 5,604
Foreign [Member] | Parent [Member]
Income Tax [Line Items]
Operating loss carryforward			28,749
Foreign [Member] | Subsidiaries [Member]
Income Tax [Line Items]
Operating loss carryforward			$ 1,565